BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Pa r (000) Value
Corporate Bonds — 9.2%
Argentina — 0.1%
Tarjeta Naranja SA, (Argentina Deposit
Rates Badlar Private Banks ARS
30 to 35 Days + 3.50%), 6.70%,
04/11/22
(a)(b)
............... USD 534 $ 87,682
Brazil — 4.1%
Petrobras Global Finance BV, 6.85%,
06/05/2115 ................ 3,082 3,282,330
Kazakhstan — 3.5%
Development Bank of Kazakhstan JSC:
9.50%, 12/14/20 ............ KZT 203,000 465,410
8.95%, 05/04/23
(a)
........... 258,500 570,577
Kazakhstan Temir Zholy Finance BV,
6.95%, 07/10/42 ............ USD 430 576,334
KazMunayGas National Co. JSC:
5.75%, 04/19/47
(a)
........... 416 493,004
6.38%, 10/24/48 ............ 548 698,015
2,803,340
Mexico — 0.2%
Cemex SAB de CV, 7.38%, 06/05/27
(a)
179 192,872
Ukraine — 0.1%
State Savings Bank of Ukraine, 9.38%,
03/10/23
(c)
................ 50 51,000
United Arab Emirates — 0.5%
MDGH - GMTN BV, 3.95%, 05/21/50 . 382 446,463
United States — 0.7%
CITGO Petroleum Corp., 7.00%,
06/15/25
(a)
................ 543 535,534
Total Corporate Bonds — 9.2%
(Cost: $6,970,438) .............................. 7,399,221
Foreign Agency Obligations — 3.3%
Chile — 1.1%
Empresa de Transporte de Pasajeros
Metro SA
(a)
:
3.65%, 05/07/30 ............ 390 430,463
4.70%, 05/07/50 ............ 403 494,884
925,347
Colombia — 0.3%
Ecopetrol SA, 6.88%, 04/29/30 ..... 208 248,768
Indonesia — 0.6%
(a)
Jasa Marga Persero Tbk . PT, 7.50%,
12/11/20 .................. IDR 3,000,000 197,108
Wijaya Karya Persero Tbk . PT, 7.70%,
01/31/21 ................. 5,420,000 330,949
528,057
Mexico — 0.5%
Petroleos Mexicanos , 3.75%, 02/21/24 EUR 350 387,403
Ukraine — 0.2%
Ukreximbank Via Biz Finance plc,
9.63%, 04/27/22 ............ USD 130 132,478
Venezuela — 0.6%
Petroleos de Venezuela SA
(d)(e)
:
8.50%, 10/27/20
(a)
........... 1,741 182,753
Security Par (000) Value
Venezuela (continued)
9.75%, 05/17/35 ............ USD 10,106 $ 277,917
460,670
Total Foreign Agency Obligations — 3.3%
(Cost: $6,696,308) .............................. 2,682,723
Foreign Government Obligations — 65.0%
Angola — 1.6%
Republic of Angola:
8.25%, 05/09/28 ............ 224 177,660
9.13%, 11/26/49 ............ 1,385 1,075,539
1,253,199
Argentina — 7.2%
Argentine Republic (The):
0.50%, 07/09/29 ............ EUR 91 43,094
1.00%, 07/09/29 ............ USD 654 296,603
0.12%, 07/09/30
(c)
........... 1,257 521,834
0.12%, 07/09/35
(c)
........... EUR 4,683 1,723,158
0.12%, 01/09/38
(c)
........... USD 5,851 2,486,541
Province of Salta Argentina, 9.13%,
07/07/24
(a)
................ 294 160,414
Provincia de Buenos Aires
(d)(e)
:
10.88%, 01/26/21 ........... 67 27,333
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.83%), 33.49%, 05/31/22
(b)
. ARS 3,927 24,684
6.50%, 02/15/23 ............ USD 228 87,210
9.13%, 03/16/24
(a)
........... 668 267,200
(Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days
+ 3.75%), 2,207.06%, 04/12/25
(a)
(b)
.................... ARS 14,851 92,478
9.63%, 04/18/28 ............ USD 127 51,872
5,782,421
Belarus — 0.2%
Republic of Belarus Ministry of Finance,
6.38%, 02/24/31 ............ 200 187,200
Benin — 0.5%
Benin Government Bond, 5.75%,
03/26/26
(a)
................ EUR 353 392,793
Brazil — 0.3%
Federative Republic of Brazil, 3.88%,
06/12/30 ................. USD 261 261,000
China — 1.6%
People's Republic of China:
2.36%, 07/02/23 ............ CNY 5,810 844,320
3.39%, 03/16/50 ............ 3,130 424,349
1,268,669
Colombia — 1.1%
Republic of Colombia:
3.13%, 04/15/31 ............ USD 296 302,364
4.13%, 05/15/51 ............ 569 593,183
895,547
Dominican Republic — 5.5%
Dominican Republic Government Bond:
4.88%, 09/23/32
(a)
........... 1,233 1,220,670
6.85%, 01/27/45 ............ 364 383,565
6.50%, 02/15/48 ............ 370 373,122
5.88%, 01/30/60
(a)
........... 2,639 2,490,556
4,467,913

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Ecuador — 3.3%
Republic of Ecuador
(a)
:
0.00%, 07/31/30
(f)
........... USD 2,179 $ 1,013,435
0.50%, 07/31/30
(c)
........... 1,027 696,038
0.50%, 07/31/35
(c)
........... 856 477,427
0.50%, 07/31/40
(c)
........... 980 492,237
2,679,137
Egypt — 8.0%
Arab Republic of Egypt:
14.95%, 03/20/21 ........... EGP 11,146 710,544
14.85%, 04/10/23 ........... 12,015 767,121
5.25%, 10/06/25 ............ USD 860 857,850
6.38%, 04/11/31
(a)
........... EUR 288 314,135
7.63%, 05/29/32
(a)
........... USD 1,289 1,256,775
7.90%, 02/21/48 ............ 859 790,817
8.70%, 03/01/49 ............ 312 303,615
8.88%, 05/29/50
(a)
........... 1,440 1,427,400
6,428,257
El Salvador — 0.3%
Republic of El Salvador:
7.75%, 01/24/23 ............ 92 88,722
7.65%, 06/15/35 ............ 130 111,597
200,319
Gabon — 2.6%
Gabonese Republic:
6.38%, 12/12/24 ............ 751 706,869
6.95%, 06/16/25 ............ 730 684,375
6.63%, 02/06/31
(a)
........... 833 742,151
2,133,395
Ghana — 3.1%
Republic of Ghana:
20.75%, 01/16/23 ........... GHS 3,198 568,796
8.13%, 01/18/26
(a)
........... USD 285 284,466
7.63%, 05/16/29 ............ 313 283,167
8.63%, 06/16/49 ............ 588 494,104
8.95%, 03/26/51 ............ 523 451,578
8.75%, 03/11/61
(a)
........... 447 377,436
2,459,547
Guatemala — 1.8%
Republic of Guatemala
(a)
:
5.38%, 04/24/32 ............ 530 608,838
6.13%, 06/01/50 ............ 735 878,784
1,487,622
Indonesia — 1.3%
Republic of Indonesia:
7.00%, 09/15/30 ............ IDR 7,167,000 481,653
8.38%, 03/15/34 ............ 7,602,000 546,649
1,028,302
Israel — 0.5%
State of Israel Government Bond,
3.88%, 07/03/50 ............ USD 362 434,174
Ivory Coast — 1.8%
Republic of Cote d'Ivoire:
5.75%, 12/31/32
(c)
........... 452 417,515
6.13%, 06/15/33 ............ 367 343,604
6.88%, 10/17/40 ............ EUR 653 687,374
1,448,493
Lebanon — 0.4%
Lebanese Republic
(d)(e)
:
6.38%, 03/09/20 ............ USD 1,161 206,077
Security Par (000) Value
Lebanon (continued)
5.80%, 04/14/20 ............ USD 787 $ 137,725
343,802
Macedonia, the Former Yugoslav Republic of — 1.6%
Republic of North Macedonia, 3.68%,
06/03/26
(a)
................ EUR 1,033 1,289,865
Mexico — 2.3%
United Mexican States:
4.75%, 04/27/32 ............ USD 203 229,834
8.00%, 11/07/47 ............ MXN 45 224,823
5.00%, 04/27/51 ............ USD 421 471,941
5.75%, 10/12/2110 .......... 784 902,580
1,829,178
Mozambique — 0.5%
Republic of Mozambique, 5.00%,
09/15/31
(a)(c)
............... 474 386,458
Nigeria — 0.7%
Federal Republic of Nigeria:
7.88%, 02/16/32 ............ 262 249,801
9.25%, 01/21/49 ............ 295 292,234
542,035
Qatar — 0.9%
State of Qatar
(a)
:
3.75%, 04/16/30 ............ 216 250,155
4.40%, 04/16/50 ............ 348 448,485
698,640
Romania — 3.5%
Romania Government Bond:
3.62%, 05/26/30
(a)
........... EUR 1,662 2,201,931
4.63%, 04/03/49 ............ 461 658,227
2,860,158
Russia — 1.0%
Russian Federation, 7.70%, 03/23/33 RUB 58,622 841,930
Senegal — 1.7%
Republic of Senegal:
4.75%, 03/13/28
(a)
........... EUR 200 226,283
6.75%, 03/13/48 ............ USD 1,021 965,802
6.75%, 03/13/48
(a)
........... 200 189,188
1,381,273
Serbia — 1.6%
Republic of Serbia, 3.13%, 05/15/27
(a)
EUR 1,027 1,286,888
Ukraine — 8.3%
Ukraine Government Bond:
16.00%, 05/24/23
(a)
.......... UAH 14,851 572,975
7.75%, 09/01/24 ............ USD 531 532,991
7.75%, 09/01/25 ............ 162 162,000
6.75%, 06/20/26 ............ EUR 485 552,468
7.75%, 09/01/27 ............ USD 412 408,138
9.75%, 11/01/28
(a)
........... 518 559,116
4.38%, 01/27/30
(a)
........... EUR 1,049 1,002,369
7.38%, 09/25/32
(a)
........... USD 366 343,811
7.25%, 03/15/33
(a)
........... 791 725,742
0.00%, 05/31/40
(g)
........... 1,980 1,790,662
6,650,272
Uruguay — 1.2%
Oriental Republic of Uruguay:
9.88%, 06/20/22
(a)
........... UYU 26,000 637,897
4.38%, 10/27/27 ............ USD 74 85,745
8.50%, 03/15/28 ............ UYU 11,143 273,142
996,784

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Venezuela — 0.2%
Bolivarian Republic of Venezuela
(d)(e)
:
11.75%, 10/21/26 ........... USD 335 $ 25,970
9.25%, 09/15/27 ............ 330 25,575
9.25%, 05/07/28 ............ 95 7,370
11.95%, 08/05/31 ........... 1,328 102,905
161,820
Zambia — 0.4%
Republic of Zambia:
5.38%, 09/20/22 ............ 297 147,386
8.97%, 07/30/27 ............ 337 162,919
310,305
Total Foreign Government Obligations — 65.0%
(Cost: $55,711,260) .............................. 52,387,396
U.S. Treasury Obligations — 6.7%
U.S. Treasury Notes, 2.25%, 03/31/21 5,378 5,435,756
Total U.S. Treasury Obligations — 6.7%
(Cost: $5,435,364) .............................. 5,435,756
Total Long-Term Investments — 84.2%
(Cost: $74,813,370) .............................. 67,905,096
Short-Term Securities — 11.7%
Foreign Agency Obligations — 5.0%
Brazil - 5.0%
Letras do Tesouro Nacional:
0.00%, 01/01/22 - 07/01/22
(h)
... BRL 24 4,056,050
Total Foreign Agency Obligations — 5.0%
(Cost: $4,031,731) .............................. 4,056,050
Foreign Government Obligations — 3.4%
(h)
Egypt - 3.4%
Arab Republic of Egypt:
13.58%, 01/05/21 ........... EGP 11,625 712,240
13.64%, 01/12/21 ........... 10,500 642,100
13.65%, 04/06/21 ........... 22,800 1,354,546
2,708,886
Total Foreign Government Obligations — 3.4%
(Cost: $2,670,798) .............................. 2,708,886
Time Deposits — 3.3%
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.02%, 10/01/20 ............ CAD 4 3,134
Security Par (000) Value
Europe — 0.0%
Citibank NA, (0.68)%, 10/01/20 .... EUR 22 $ 25,688
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.25)%, 10/01/20 ........... JPY 5 47
Norway — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/20 ............ NOK 25 2,649
South Africa — 0.0%
Brown Brothers Harriman & Co.,
3.03%, 10/01/20 ............ ZAR 3 185
Sweden — 0.0%
Brown Brothers Harriman & Co.,
(7.75)%, 10/01/20 ........... SEK —
( i )
14
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
(1.53)%, 10/01/20 ........... CHF 5 5,181
United Kingdom — 0.1%
Citibank NA, 0.01%, 10/01/20 ..... GBP 55 71,284
United States — 3.2%
National Australia Bank Ltd.,
0.10%, 10/01/20 ............ USD 2,541 2,541,376
Total Time Deposits — 3.3%
(Cost: $2,649,558) .............................. 2,649,558
Total Short-Term Securities — 11.7%
(Cost: $9,352,087) .............................. 9,414,494
Total Investments Before Investments Sold Short — 95.9%
(Cost: $84,165,457) .............................. 77,319,590
Investments Sold Short — (0.6)%
Foreign Government Obligations — (0.6)%
Ecuador — (0.6)%
0.00%, 07/31/30
(a)(f)
.......... 83 (38,595)
0.50%, 07/31/30 - 07/31/40
(a)(c)
.. 853 (482,807)
(521,402)
Total Foreign Government
Obligations — (0.6)%
(Proceeds: $599,935) ............................ (521,402)
Total Investments Sold Short — (0.6)%
(Proceeds: $599,935 ) ............................ (521,402)
Total Investments Net of Investments Sold Short — 95.3%
(Cost: $83,565,522) .............................. 76,798,188
Other Assets Less Liabilities — 4.7% ................... 3,822,644
Net Assets — 100.0% .............................. $ 80,620,832
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Zero-coupon bond.
(g)
Variable rate security. Rate shown is the rate in effect as of period end.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(h)
Rates are discount rates or a range of discount rates as of period end.
(i)
Amount is less than 500.
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
iShares J.P. Morgan EM Local
Currency Bond ETF
(a)
...... $ — $ 4,949,259 $ (5,526,998) $ 577,739 $ — — — $ — $ —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(a)
— 4,046,394 (4,663,493) 617,099 — — — 79,044 —
$ 1,194,838 $ — $ — $ 79,044 —
(a)
As of period end, the entity is no longer held.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro-BTP ............................................................... 25 12/08/20 $ 4,326 $ (48,610)
Long Gilt ............................................................... 25 12/29/20 4,391 (27,954)
$ (76,564)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 2,287,263 USD 1,628,010 Citibank NA 10/15/20 $ 10,289
AUD 2,274,644 USD 1,618,366 Toronto Dominion Bank 10/15/20 10,894
AUD 1,637,513 USD 1,165,589 Westpac Banking Corp. 10/15/20 7,313
CAD 273,035 USD 205,049 Barclays Bank plc 10/15/20 10
CAD 1,622,620 USD 1,218,573 Royal Bank of Canada 10/15/20 73
CHF 5,348,276 USD 5,794,399 BNP Paribas SA 10/15/20 14,456
CLP 641,640,000 USD 814,884 Goldman Sachs International 10/15/20 2,542
CLP 668,671,822 USD 850,187 Natwest Markets plc 10/15/20 1,676
CNY 1,187,534 USD 173,034 HSBC Bank plc 10/15/20 1,852
COP 4,530,922,637 USD 1,170,782 Barclays Bank plc 10/15/20 12,346
COP 4,959,057,305 USD 1,285,729 Deutsche Bank AG 10/15/20 9,195
COP 3,146,877,862 USD 818,376 JPMorgan Chase Bank NA 10/15/20 3,347
EUR 3,489,243 USD 4,079,009 Bank of America NA 10/15/20 13,075
EUR 2,097,011 USD 2,450,378 BNP Paribas SA 10/15/20 8,936
EUR 524,172 USD 614,180 Citibank NA 10/15/20 554
EUR 4,085,365 USD 4,774,638 Deutsche Bank AG 10/15/20 16,561
EUR 696,034 USD 809,907 Goldman Sachs International 10/15/20 6,382
EUR 4,097,247 USD 4,803,611 JPMorgan Chase Bank NA 10/15/20 1,522
EUR 150,000 USD 174,727 Royal Bank of Canada 10/15/20 1,189
GBP 646,187 USD 827,877 UBS AG 10/15/20 5,985
GBP 1,599,596 USD 2,056,711 Westpac Banking Corp. 10/15/20 7,463
HUF 605,077,134 USD 1,933,901 Bank of America NA 10/15/20 17,464
HUF 127,710,818 USD 406,276 Barclays Bank plc 10/15/20 5,589
HUF 1,527,948,792 USD 4,903,256 BNP Paribas SA 10/15/20 24,356
HUF 261,880,000 USD 841,744 Goldman Sachs International 10/15/20 2,815
HUF 508,710,000 USD 1,629,221 Goldman Sachs International 10/15/20 11,361
HUF 7,680,000 USD 24,611 Morgan Stanley & Co. International plc 10/15/20 157
HUF 515,047,477 USD 1,648,202 State Street Bank and Trust Co. 10/15/20 12,818
IDR 24,022,608,702 USD 1,608,477 Citibank NA 10/15/20 7,043
IDR 324,011,500 USD 21,737 Deutsche Bank AG 10/15/20 53
IDR 444,261,000 USD 29,826 Goldman Sachs International 10/15/20 51
INR 247,216,087 USD 3,338,227 Barclays Bank plc 10/15/20 18,550
JPY 44,540,625 USD 420,047 BNP Paribas SA 10/15/20 2,340
MXN 199,202 USD 8,937 JPMorgan Chase Bank NA 10/15/20 58
MXN 17,610,343 USD 795,073 UBS AG 10/15/20 106
MXN 24,887,047 USD 1,117,068 UBS AG 10/15/20 6,683
MYR 10,390,064 USD 2,489,205 Goldman Sachs International 10/15/20 9,803
NZD 2,458,120 USD 1,619,409 Standard Chartered Bank 10/15/20 6,772
NZD 837,973 USD 549,740 State Street Bank and Trust Co. 10/15/20 4,625
NZD 2,493,517 USD 1,643,664 Toronto Dominion Bank 10/15/20 5,934
PHP 15,503,865 USD 319,452 Citibank NA 10/15/20 443
PHP 79,623,524 USD 1,635,719 Deutsche Bank AG 10/15/20 7,174
PHP 43,490,970 USD 896,167 Goldman Sachs International 10/15/20 1,194
PLN 3,150,146 USD 808,121 Bank of America NA 10/15/20 6,861
PLN 1,574,936 USD 406,427 Citibank NA 10/15/20 1,028
PLN 9,650,000 USD 2,491,519 Morgan Stanley & Co. International plc 10/15/20 5,055
PLN 12,675,642 USD 3,253,699 Societe Generale SA 10/15/20 25,645
RUB 64,498,613 USD 816,955 Bank of America NA 10/15/20 12,142

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
RUB 63,905,051 USD 800,916 UBS AG 10/15/20 $ 20,551
TWD 11,849,354 USD 404,843 JPMorgan Chase Bank NA 10/15/20 5,162
USD 3,042,223 AUD 4,189,266 Bank of America NA 10/15/20 41,576
USD 2,858,439 AUD 3,920,262 Bank of America NA 10/15/20 50,471
USD 7,286,404 AUD 10,097,878 BNP Paribas SA 10/15/20 53,592
USD 814,905 AUD 1,137,322 Citibank NA 10/15/20 275
USD 1,622,366 AUD 2,246,325 Toronto Dominion Bank 10/15/20 13,390
USD 804,056 AUD 1,110,000 Westpac Banking Corp. 10/15/20 8,996
USD 792,710 BRL 4,345,000 Citibank NA 10/15/20 19,316
USD 3,919,789 BRL 21,065,339 Goldman Sachs International 10/15/20 170,237
USD 1,192,498 BRL 6,254,892 Goldman Sachs International 10/15/20 79,151
USD 798,711 BRL 4,348,915 Standard Chartered Bank 10/15/20 24,620
USD 150,536 CAD 199,616 Bank of America NA 10/15/20 617
USD 445,141 CAD 590,257 BNP Paribas SA 10/15/20 1,837
USD 2,078,829 CAD 2,738,264 Goldman Sachs International 10/15/20 22,294
USD 837,504 CAD 1,101,683 Morgan Stanley & Co. International plc 10/15/20 10,100
USD 592,518 CAD 785,000 Westpac Banking Corp. 10/15/20 2,955
USD 5,881,597 CHF 5,395,429 UBS AG 10/15/20 21,528
USD 31,999 CLP 24,999,464 Barclays Bank plc 10/15/20 151
USD 409,530 CLP 320,449,312 BNP Paribas SA 10/15/20 1,289
USD 1,241,490 CLP 964,195,687 Deutsche Bank AG 10/15/20 13,140
USD 1,645,644 CLP 1,279,198,977 Goldman Sachs International 10/15/20 15,992
USD 2,535,906 COP 9,557,574,362 Goldman Sachs International 10/15/20 40,204
USD 2,093,758 CZK 47,076,274 Morgan Stanley & Co. International plc 10/15/20 53,902
USD 2,441,277 EUR 2,074,919 Bank of America NA 10/15/20 7,872
USD 47,542 EUR 40,000 Bank of America NA 10/15/20 631
USD 8,020,516 EUR 6,804,919 BNP Paribas SA 10/15/20 39,903
USD 1,692,299 EUR 1,426,495 Citibank NA 10/15/20 19,347
USD 5,365,813 EUR 4,546,475 Credit Suisse International 10/15/20 33,838
USD 11,207,145 EUR 9,510,798 JPMorgan Chase Bank NA 10/15/20 53,154
USD 1,636,320 EUR 1,393,997 Morgan Stanley & Co. International plc 10/15/20 1,480
USD 47,506 EUR 40,000 Royal Bank of Canada 10/15/20 595
USD 424,555 EUR 360,000 Royal Bank of Scotland 10/15/20 2,357
USD 2,200,238 EUR 1,870,000 Westpac Banking Corp. 10/15/20 7,156
USD 3,012,853 GBP 2,325,655 HSBC Bank plc 10/15/20 11,748
USD 2,236,662 GBP 1,716,155 JPMorgan Chase Bank NA 10/15/20 22,077
USD 1,221,535 GBP 943,128 Natwest Markets plc 10/15/20 4,490
USD 51,803 GBP 40,000 UBS AG 10/15/20 186
USD 7,574,815 HUF 2,307,137,118 Bank of America NA 10/15/20 134,331
USD 2,474,438 HUF 753,021,097 Bank of America NA 10/15/20 45,956
USD 1,216,387 HUF 373,941,720 Barclays Bank plc 10/15/20 10,431
USD 1,221,073 HUF 373,680,737 BNP Paribas SA 10/15/20 15,959
USD 106,071 IDR 1,569,843,270 Citibank NA 10/15/20 498
USD 301,995 IDR 4,468,020,000 JPMorgan Chase Bank NA 10/15/20 1,521
USD 447,498 MXN 9,649,178 Bank of America NA 10/15/20 11,798
USD 2,101,458 MXN 45,593,894 Citibank NA 10/15/20 42,709
USD 1,248,665 MXN 26,352,798 Credit Suisse International 10/15/20 58,728
USD 1,440,085 MXN 31,474,572 Deutsche Bank AG 10/15/20 18,880
USD 415,998 MXN 8,784,266 Goldman Sachs International 10/15/20 19,353
USD 408,323 MXN 8,739,110 JPMorgan Chase Bank NA 10/15/20 13,717
USD 129,173 MXN 2,766,983 Morgan Stanley & Co. International plc 10/15/20 4,232
USD 721,204 MXN 15,631,928 Natwest Markets plc 10/15/20 15,359
USD 153,195 MXN 3,305,822 Royal Bank of Canada 10/15/20 3,924
USD 429,949 MXN 9,186,388 Standard Chartered Bank 10/15/20 15,146
USD 1,531,758 MXN 32,709,060 UBS AG 10/15/20 54,811
USD 2,106,798 NZD 3,177,516 HSBC Bank plc 10/15/20 4,697
USD 4,078,266 NZD 6,087,806 State Street Bank and Trust Co. 10/15/20 50,848
USD 1,176,771 NZD 1,760,000 Toronto Dominion Bank 10/15/20 12,435
USD 2,043,679 NZD 3,080,994 UBS AG 10/15/20 5,433
USD 2,315,341 NZD 3,465,626 Westpac Banking Corp. 10/15/20 22,639
USD 821,447 PLN 3,098,373 Bank of America NA 10/15/20 19,860
USD 1,035,124 PLN 3,903,533 Bank of America NA 10/15/20 25,232
USD 9,462,881 PLN 35,695,881 Barclays Bank plc 10/15/20 227,919

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 893,515 PLN 3,440,000 BNP Paribas SA 10/15/20 $ 3,545
USD 2,120,848 PLN 7,917,657 Royal Bank of Canada 10/15/20 72,453
USD 1,209,906 PLN 4,622,641 Societe Generale SA 10/15/20 13,972
USD 8,389 RON 34,693 Natwest Markets plc 10/15/20 51
USD 139,746 RUB 10,705,832 Bank of America NA 10/15/20 2,128
USD 825,573 RUB 61,926,238 Credit Suisse International 10/15/20 29,543
USD 4,724 THB 148,825 HSBC Bank plc 10/15/20 28
USD 3,405,534 TRY 25,837,449 Citibank NA 10/15/20 68,705
USD 415,637 TRY 3,165,073 Goldman Sachs International 10/15/20 6,877
USD 823,315 TRY 6,329,643 UBS AG 10/15/20 5,861
USD 1,237,155 TWD 35,507,716 Bank of America NA 10/15/20 8,537
USD 843,047 ZAR 13,820,836 Bank of America NA 10/15/20 19,255
USD 413,217 ZAR 6,798,681 Barclays Bank plc 10/15/20 7,981
USD 2,093,086 ZAR 35,108,999 Citibank NA 10/15/20 410
USD 417,365 ZAR 6,944,870 Morgan Stanley & Co. International plc 10/15/20 3,415
USD 404,781 ZAR 6,693,896 State Street Bank and Trust Co. 10/15/20 5,791
ZAR 19,076,644 USD 1,116,932 Bank of America NA 10/15/20 20,133
ZAR 63,009,941 USD 3,716,365 Citibank NA 10/15/20 39,349
ZAR 1,146,720 USD 67,015 Credit Suisse International 10/15/20 1,335
ZAR 21,538,324 USD 1,269,112 Deutsche Bank AG 10/15/20 14,682
ZAR 7,553,108 USD 448,820 Goldman Sachs International 10/15/20 1,384
ZAR 21,384,061 USD 1,261,616 HSBC Bank plc 10/15/20 12,983
ZAR 13,891,880 USD 820,901 JPMorgan Chase Bank NA 10/15/20 7,126
ZAR 5,696,310 USD 336,502 Natwest Markets plc 10/15/20 3,027
ZAR 7,559,702 USD 448,819 Royal Bank of Scotland 10/15/20 1,778
ZAR 4,862,583 USD 289,138 Toronto Dominion Bank 10/15/20 697
ZAR 20,222,832 USD 1,196,443 UBS AG 10/15/20 8,941
EGP 19,738,647 USD 1,215,434 Goldman Sachs International 11/12/20 23,652
2,428,015
AUD 3,448,368 USD 2,519,423 Bank of America NA 10/15/20 (49,459)
AUD 2,297,316 USD 1,680,007 Bank of America NA 10/15/20 (34,507)
AUD 2,160,000 USD 1,560,293 BNP Paribas SA 10/15/20 (13,149)
AUD 4,639,528 USD 3,361,067 Goldman Sachs International 10/15/20 (37,910)
AUD 2,848,753 USD 2,041,229 JPMorgan Chase Bank NA 10/15/20 (752)
BRL 15,390,125 USD 2,794,963 Bank of America NA 10/15/20 (55,578)
BRL 4,449,821 USD 847,440 Bank of America NA 10/15/20 (55,388)
BRL 4,342,689 USD 807,534 BNP Paribas SA 10/15/20 (34,552)
BRL 1,684,476 USD 305,276 Citibank NA 10/15/20 (5,446)
BRL 3,923,785 USD 730,129 Goldman Sachs International 10/15/20 (31,710)
BRL 6,247,616 USD 1,120,582 Standard Chartered Bank 10/15/20 (8,530)
CHF 1,507,240 USD 1,637,806 BNP Paribas SA 10/15/20 (766)
CHF 407,996 USD 443,262 Societe Generale SA 10/15/20 (131)
CHF 1,092,071 USD 1,186,441 Standard Chartered Bank 10/15/20 (323)
CLP 641,635,772 USD 820,244 Royal Bank of Scotland 10/15/20 (2,824)
CNY 13,117,809 USD 1,932,386 HSBC Bank plc 10/15/20 (548)
CNY 230,000 USD 33,882 State Street Bank and Trust Co. 10/15/20 (10)
CZK 470,000 USD 20,368 BNP Paribas SA 10/15/20 (2)
CZK 22,876,585 USD 992,063 Credit Suisse International 10/15/20 (801)
CZK 850,000 USD 37,700 Morgan Stanley & Co. International plc 10/15/20 (869)
CZK 20,629,298 USD 894,808 Societe Generale SA 10/15/20 (923)
EUR 110,000 USD 130,318 Bank of America NA 10/15/20 (1,313)
EUR 1,461,655 USD 1,715,816 Bank of America NA 10/15/20 (1,629)
EUR 150,000 USD 176,140 Barclays Bank plc 10/15/20 (224)
EUR 6,410,286 USD 7,609,563 BNP Paribas SA 10/15/20 (91,764)
EUR 2,308,339 USD 2,711,230 Credit Suisse International 10/15/20 (4,076)
EUR 713,314 USD 844,996 JPMorgan Chase Bank NA 10/15/20 (8,442)
EUR 30,000 USD 35,632 UBS AG 10/15/20 (449)
GBP 4,326,886 USD 5,600,786 Barclays Bank plc 10/15/20 (17,224)
GBP 60,000 USD 77,844 Natwest Markets plc 10/15/20 (418)
HUF 381,549,705 USD 1,267,523 Bank of America NA 10/15/20 (37,031)
HUF 378,523,340 USD 1,249,252 Bank of America NA 10/15/20 (28,520)
HUF 380,123,371 USD 1,226,066 Barclays Bank plc 10/15/20 (174)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
HUF 626,976,381 USD 2,041,572 BNP Paribas SA 10/15/20 $ (19,581)
HUF 6,840,000 USD 22,661 Goldman Sachs International 10/15/20 (602)
HUF 252,140,000 USD 818,875 Morgan Stanley & Co. International plc 10/15/20 (5,727)
JPY 237,579,037 USD 2,280,533 BNP Paribas SA 10/15/20 (27,529)
JPY 171,692,065 USD 1,635,680 Citibank NA 10/15/20 (7,493)
JPY 21,458,202 USD 204,539 Royal Bank of Canada 10/15/20 (1,047)
KRW 2,394,766,198 USD 2,055,064 Credit Suisse International 10/15/20 (1,243)
KRW 2,479,120,156 USD 2,134,045 JPMorgan Chase Bank NA 10/15/20 (7,880)
KZT 677,369,020 USD 1,581,793 JPMorgan Chase Bank NA 10/15/20 (23,616)
MXN 35,525,054 USD 1,643,081 Bank of America NA 10/15/20 (38,980)
MXN 31,187,339 USD 1,439,485 Citibank NA 10/15/20 (31,250)
MXN 60,545,419 USD 2,809,243 Goldman Sachs International 10/15/20 (75,370)
MXN 26,070,292 USD 1,243,901 Goldman Sachs International 10/15/20 (66,721)
MXN 34,750,503 USD 1,576,408 HSBC Bank plc 10/15/20 (7,281)
MXN 14,340,137 USD 649,397 JPMorgan Chase Bank NA 10/15/20 (1,882)
MXN 3,844,897 USD 175,440 Natwest Markets plc 10/15/20 (1,827)
MXN 17,389,995 USD 821,593 Royal Bank of Canada 10/15/20 (36,364)
MXN 17,722,962 USD 838,977 UBS AG 10/15/20 (38,713)
NZD 3,083,851 USD 2,041,463 Barclays Bank plc 10/15/20 (1,327)
NZD 6,205,934 USD 4,187,404 Citibank NA 10/15/20 (81,838)
NZD 1,817,152 USD 1,210,492 Royal Bank of Scotland 10/15/20 (8,347)
NZD 5,613,196 USD 3,731,189 Westpac Banking Corp. 10/15/20 (17,753)
PEN 611,783 USD 172,202 Citibank NA 10/15/20 (2,436)
PLN 4,622,642 USD 1,206,761 Bank of America NA 10/15/20 (10,827)
PLN 10,980,904 USD 2,885,765 BNP Paribas SA 10/15/20 (44,870)
PLN 7,898,704 USD 2,106,821 Goldman Sachs International 10/15/20 (63,329)
PLN 10,774,884 USD 2,819,615 JPMorgan Chase Bank NA 10/15/20 (32,021)
PLN 3,300,000 USD 860,184 Morgan Stanley & Co. International plc 10/15/20 (6,434)
PLN 7,242,337 USD 1,875,199 Societe Generale SA 10/15/20 (1,518)
RUB 63,336,941 USD 843,256 JPMorgan Chase Bank NA 10/15/20 (29,092)
TRY 4,058,999 USD 535,001 Citibank NA 10/15/20 (10,793)
UAH 41,911,964 USD 1,493,655 Goldman Sachs International 10/15/20 (17,518)
USD 1,626,902 AUD 2,293,640 Bank of America NA 10/15/20 (15,965)
USD 2,037,433 BRL 11,454,448 Citibank NA 10/15/20 (1,416)
USD 4,019,339 BRL 22,740,000 UBS AG 10/15/20 (28,296)
USD 1,450,101 CAD 1,934,174 State Street Bank and Trust Co. 10/15/20 (2,534)
USD 1,619,362 CHF 1,500,067 BNP Paribas SA 10/15/20 (9,887)
USD 164,417 CNY 1,128,144 Bank of America NA 10/15/20 (1,723)
USD 266,475 CNY 1,821,358 Citibank NA 10/15/20 (1,753)
USD 882,564 CNY 5,997,322 Goldman Sachs International 10/15/20 (652)
USD 803,829 COP 3,114,033,879 Citibank NA 10/15/20 (9,317)
USD 804,037 COP 3,114,035,000 JPMorgan Chase Bank NA 10/15/20 (9,109)
USD 1,295,560 EUR 1,107,516 Deutsche Bank AG 10/15/20 (3,303)
USD 4,062,782 EUR 3,488,975 HSBC Bank plc 10/15/20 (28,988)
USD 335,042 EUR 286,481 JPMorgan Chase Bank NA 10/15/20 (934)
USD 187,186 EUR 160,000 Royal Bank of Canada 10/15/20 (457)
USD 4,109,905 GBP 3,223,889 HSBC Bank plc 10/15/20 (50,312)
USD 1,678,783 GBP 1,314,461 Royal Bank of Canada 10/15/20 (17,442)
USD 38,710 GBP 30,000 State Street Bank and Trust Co. 10/15/20 (3)
USD 1,642,217 HUF 515,212,656 Bank of America NA 10/15/20 (19,336)
USD 1,636,981 HUF 510,803,319 Barclays Bank plc 10/15/20 (10,353)
USD 38,913 HUF 12,160,000 Citibank NA 10/15/20 (303)
USD 2,416,938 HUF 759,498,387 Societe Generale SA 10/15/20 (32,433)
USD 1,000,000 IDR 15,074,800,000 BNP Paribas SA 10/15/20 (13,780)
USD 807,715 IDR 12,165,807,896 Citibank NA 10/15/20 (10,436)
USD 1,631,747 IDR 24,339,142,730 Deutsche Bank AG 10/15/20 (5,060)
USD 814,097 IDR 12,156,903,025 Standard Chartered Bank 10/15/20 (3,455)
USD 259,303 IDR 3,909,253,218 Standard Chartered Bank 10/15/20 (3,594)
USD 411,158 JPY 43,553,542 Morgan Stanley & Co. International plc 10/15/20 (1,868)
USD 2,186,699 KRW 2,599,787,956 Bank of America NA 10/15/20 (42,955)
USD 446,937 MXN 10,054,704 Citibank NA 10/15/20 (7,074)
USD 1,161,128 MXN 26,124,597 UBS AG 10/15/20 (18,504)
USD 1,625,397 NZD 2,479,682 Bank of America NA 10/15/20 (15,048)

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,622,352 NZD 2,458,120 Morgan Stanley & Co. International plc 10/15/20 $ (3,829)
USD 823,179 PHP 40,007,339 Goldman Sachs International 10/15/20 (2,303)
USD 2,817,435 PLN 10,972,080 State Street Bank and Trust Co. 10/15/20 (21,177)
USD 16,564 TWD 482,541 Standard Chartered Bank 10/15/20 (133)
USD 1,889,644 ZAR 31,992,665 Bank of America NA 10/15/20 (17,282)
USD 4,564,940 ZAR 77,255,570 Citibank NA 10/15/20 (39,887)
USD 150,020 ZAR 2,528,665 Deutsche Bank AG 10/15/20 (701)
USD 2,279,229 ZAR 38,704,204 HSBC Bank plc 10/15/20 (27,740)
USD 1,194,590 ZAR 20,082,987 JPMorgan Chase Bank NA 10/15/20 (2,459)
USD 147,689 ZAR 2,491,404 Morgan Stanley & Co. International plc 10/15/20 (811)
USD 1,231,608 ZAR 20,762,423 Societe Generale SA 10/15/20 (5,939)
USD 412,634 ZAR 6,944,870 Toronto Dominion Bank 10/15/20 (1,316)
ZAR 33,676,183 USD 2,035,799 Citibank NA 10/15/20 (28,526)
ZAR 3,828,512 USD 236,891 Deutsche Bank AG 10/15/20 (8,692)
ZAR 46,036,084 USD 2,819,433 JPMorgan Chase Bank NA 10/15/20 (75,447)
ZAR 14,044,163 USD 844,559 Natwest Markets plc 10/15/20 (7,455)
KZT 817,326,476 USD 1,939,090 Goldman Sachs International 10/23/20 (63,985)
UAH 35,177,246 USD 1,260,833 Goldman Sachs International 11/12/20 (31,210)
UAH 25,923,883 USD 929,171 Goldman Sachs International 12/16/20 (31,971)
(1,983,804)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.CROSSOVER.32.V1 ........ 5.00 % Quarterly 12/20/24 EUR 13,591 $ (1,047,665) $ (926,014) $ (121,651)
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 4,766 (240,839) (233,508) (7,331)
ITRAXX.EUR.CROSSOVER.33.V3 ........ 5.00 Quarterly 06/20/25 EUR 11,325 (860,127) (972,764) 112,637
$ (2,148,631) $ (2,132,286) $ (16,345)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month BUBOR Semi-Annual 0.97% Annual 03/24/25 HUF 504,057 $ (16,397) $ — $ (16,397)
6 month BUBOR Semi-Annual 1.83% Annual 04/09/30 HUF 303,065 15,390 — 15,390
6 month BUBOR Semi-Annual 1.50% Annual 06/02/30 HUF 374,106 (21,959) — (21,959)
28 day MXIBTIIE Monthly 5.87% Monthly 06/06/30 MXN 3,884 563 — 563
0.12% Annual 6 month EURIBOR Semi-Annual 09/01/50 EUR 1,145 (56,038) — (56,038)
1.05% Semi-Annual 3 month LIBOR Quarterly 09/08/50 USD 393 6,119 — 6,119
1.06% Semi-Annual 3 month LIBOR Quarterly 09/25/50 USD 1,563 19,684 — 19,684
$ (52,638) $ — $ (52,638)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.EM.34.V1 ......... 1.00 % Quarterly Barclays Bank plc 12/20/25 USD 35,037 $ 2,219,250 $ 2,267,886 $ (48,636)
Republic of Turkey ......... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 4,375 832,181 806,413 25,768

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
i
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Turkey ......... 1.00 % Quarterly Barclays Bank plc 12/20/25 USD 1,250 $ 237,766 $ 230,404 $ 7,362
United Mexican States ...... 1.00 Quarterly Bank of America NA 12/20/25 USD 1,575 38,931 14,606 24,325
$ – $ – $ –
$ 3,328,128 $ 3,319,309 $ 8,819
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.55%
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
6 month BUBOR ...................................... Budapest Interbank Offered Rate 0.80
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.48)
Glossary of Terms Used in this Report
Currency
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Polish Zloty
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
UAH Ukrainian Hryvnia
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviations
BUBOR Budapest Interbank Offered Rate
EM Emerging Markets
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 67,905,096 $ — $ 67,905,096
Short-Term Securities ....................................... — 9,414,494 — 9,414,494
Liabilities:
Investments Sold Short .................................... — (521,402) — (521,402)
$ — $ 76,798,188 $ — $ 76,798,188
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 170,092 $ — $ 170,092
Foreign currency exchange contracts ............................ — 2,428,015 — 2,428,015
Interest rate contracts ....................................... — 41,756 — 41,756
Liabilities:
Credit contracts ........................................... — (177,618) — (177,618)
Foreign currency exchange contracts ............................ — (1,983,804) — (1,983,804)
Interest rate contracts ....................................... (76,564) (94,394) — (170,958)
$ (76,564) $ 384,047 $ — $ 307,483
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.